FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND

To the Shareholders of the Flaherty & Crumrine Preferred Income Opportunity Fund ("PFO"):

      The first fiscal quarter of 2006 was a mixed bag for PFO. On the plus side, for the three-month period ended February 28, 2006, the Fund produced a total return on net asset value of +3.7%. Despite this strong investment performance, net income available to shareholders has declined, and the Fund reduced its monthly dividend by 7.8% (from $0.0705/share to $0.065/share), beginning with the March distribution. The focus of the Fund is income, so the decision to reduce the dividend was difficult, but necessary.

      The total return calculation mentioned above has two basic components--net income earned and the change in principal value. Recently, the latter has done well while the former has come under some pressure.

      Net income earned, the amount of investment income left over after payment on the Fund's Money Market Preferred ("MMP(R)") shares and other expenses, is what the Fund can pay out in monthly distributions to common shareholders. Although investment income has increased recently, payments to MMP(R) shares have risen at a faster pace. As a result, the Fund could not continue to distribute common dividends at the same rate.

      The MMP(R) rate is closely correlated to other short-term interest rates, all of which have moved up in concert with the Federal Reserve's efforts to influence the pace of economic activity. The MMP(R) rate has risen from a low of 1.05% in May 2004 to 3.70% in March 2006. Despite this jump in rates, the use of MMP(R) leverage continues to add incremental income for common shares because the money we obtain from leverage is being invested in securities with much higher yields.

      The other component of total return, principal change, normally is not distributed to common shareholders, but instead is reflected by changes in the Fund's net asset value. During the fiscal period, the Fund's NAV rose 2.0%.

      One last comment on total return--whatever the breakdown between net income and principal change, the entire amount belongs to common shareholders. In addition, the two tend to "merge" over time. For example, if principal value increases and the Fund can realize gains, the Fund will have more money to invest and can generate additional income. Or, shareholders can use the income they receive to purchase additional shares via the Dividend Reinvestment Plan to increase the value of their investment.

      As readers may recall from previous discussions of market conditions, the preferred securities market has two main segments--issues that pay dividends and those that pay interest. We refer to the first type as "traditional" preferred stock and the second as "hybrid" preferred securities.

      Investor demand for traditional preferred stock has been consistently strong for some time now; however new issue supply has not kept up--during the last fiscal quarter there were only two new issues, totaling a meager $300 million. As a result of this imbalance, this segment has slowly and steadily outperformed other types of fixed-income securities. The solid performance of PFO reflects the portfolio's emphasis on traditional preferred stock.

      Although demand for hybrid securities has also been strong for some time, the supply of new hybrid preferred has greatly exceeded the supply of traditional preferred. During the period there were thirty new hybrid issues with a market value of $13.2 BILLION. As expected, many of these new issues were structured like the "ECAP" issues we discussed in our last letter (and on the Fund's website). Even with this sizable amount of new supply, the performance of this segment kept pace with most other types of fixed-income securities during the quarter.

      Many of the recent hybrid preferred securities have terms and features that require very close scrutiny. While the basic structure of the enhanced capital security is now fairly well established, with each new issue we are observing small but important differences. This evolutionary process is typical of new structures--our job is to dissect each issue until we fully understand every twist and turn.

      The Fund's hedge positions are intended to provide shareholders with some protection against significant increases in long-term interest rates. Over the course of the fiscal quarter, long-term interest rates barely moved, so the hedging strategy had little impact on the Fund's performance. The Fund's hedging strategy did benefit from the "flat" U.S. Treasury yield curve, since the cost of our hedges tends to be lower in this environment.

      We hope investors will take advantage of the Fund's website, WWW.PREFERREDINCOME.COM. It contains a wide range of useful and up-to-date information about the Fund. In addition, some of the topics mentioned above are analyzed in greater depth in the Frequently Asked Questions section of the website.

        Sincerely,

        /s/ Donald F. Crumrine                    /s/ Robert M. Ettinger

        Donald F. Crumrine                        Robert M. Ettinger
        Chairman of the Board                     President

April 17, 2006

--------------------------------------------------------------------------------

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OVERVIEW
FEBRUARY 28, 2006 (UNAUDITED)
------------------------------------------------------------------

FUND STATISTICS ON 2/28/06
--------------------------------------------------------------------------------
Net Asset Value                                                     $     12.38
Market Price                                                        $     12.39
Premium                                                                    0.08%
Yield on Market Price                                                      6.83%
Common Shares Outstanding                                            11,685,484

MOODY'S RATINGS                                                   % OF PORTFOLIO
--------------------------------------------------------------------------------
AAA                                                                         1.3%
AA                                                                          0.4%
A                                                                          18.3%
BBB                                                                        49.2%
BB                                                                         18.9%
Not Rated                                                                  10.8%
--------------------------------------------------------------------------------
Below Investment Grade*                                                    20.2%

*     BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

INDUSTRY CATEGORIES                                               % OF PORTFOLIO
--------------------------------------------------------------------------------
Utilities                                                                    39%
Banks                                                                        23%
Insurance                                                                    13%
Financial Services                                                           11%
Oil and Gas                                                                   6%
REITs                                                                         5%
Other                                                                         3%

TOP 10 HOLDINGS BY ISSUER                                         % OF PORTFOLIO
--------------------------------------------------------------------------------
Interstate Power                                                            5.3%
Entergy Louisiana                                                           4.1%
Lehman Brothers                                                             3.9%
Xcel Energy                                                                 3.8%
Principal Financial Group                                                   3.5%
Alabama Power                                                               3.1%
EOG Resources                                                               3.0%
Cobank                                                                      3.0%
North Fork Bancorporation                                                   2.9%
UnumProvident                                                               2.6%

                                                                                            % OF PORTFOLIO**
-------------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                       71%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)                   68%
-------------------------------------------------------------------------------------------------------------

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
------------------------------------------------------------------

SHARES/$ PAR                                                                                               VALUE
--------------                                                                                            -------
PREFERRED SECURITIES -- 95.8%
                BANKING -- 22.0%
-------------------------------------------------------------------------------------------------------------------------
$    3,000,000  Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B ................    $   3,520,410
$      250,000  Chase Capital I, 7.67% 12/01/26 Capital Security ..................................          263,605
                Cobank, ACB:
        45,000    7.00% Pfd., 144A**** ............................................................        2,334,825*
        75,000    Adj. Rate Pfd., 144A**** ........................................................        4,110,000*
$      500,000  Comerica (Imperial) Capital Trust I, 9.98% 12/31/26 Capital Security, Series B ....          553,162
         4,500  FBOP Corporation, Adj. Rate Pfd., 144A**** ........................................        4,533,750*
$    2,250,000  First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B ..............        2,417,096(1)
                First Republic Bank:
       200,000    6.25% Pfd. ......................................................................        4,944,000*
         5,000    6.70% Pfd. ......................................................................          128,075*
$    4,349,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security .......................        4,724,514
$    3,500,000  HBOS Capital Funding LP, 6.85% Pfd. ...............................................        3,533,758(1)
         5,000  HSBC Series II, Variable Inverse Pfd., Pvt. .......................................        5,450,000*
         1,145  J.P. Morgan Chase & Co., 6.625% Pfd., Series H ....................................           58,017*
$    1,350,000  Keycorp Institutional Capital B, 8.25% 12/15/26 Capital Security ..................        1,433,268
$    1,500,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security .......................        1,598,768
        16,000  PFGI Capital Corporation, 7.75% Pfd. ..............................................          425,280
$    1,700,000  RBS Capital Trust B, 6.80% Pfd. ...................................................        1,718,734**(1)
            10  Roslyn Real Estate, 8.95% Pfd., Series C, 144A**** ................................        1,112,685
        33,800  USB Capital VIII, 6.35% Pfd., 12/29/65 ............................................          856,154
$    3,500,000  Washington Mutual Preferred Funding, Variable Rate Pfd. 03/29/49, 144A**** ........        3,459,470
--------------------------------------------------------------------------------------------------------------------
                                                                                                          47,175,571
                                                                                                       -------------
                FINANCIAL SERVICES -- 10.9%
-------------------------------------------------------------------------------------------------------------------------
       141,000  CIT Group, Inc., 6.35% Pfd., Series A .............................................        3,701,955*
        53,500  Goldman Sachs Group, Inc., 6.20% Pfd., Series B ...................................        1,399,025*
                Lehman Brothers Holdings, Inc.:
         5,150    5.67% Pfd., Series D ............................................................          261,543*
       159,505    5.94% Pfd., Series C ............................................................        8,185,796*
         3,000  Merrill Lynch Series II STRIPES Custodial Receipts, Pvt. ..........................        3,120,000*
        60,000  Morgan Stanley Capital Trust VI, 6.60% Pfd. .......................................        1,520,400
        94,150  SLM Corporation, 6.97% Pfd., Series A .............................................        5,244,155*
--------------------------------------------------------------------------------------------------------------------
                                                                                                          23,432,874
                                                                                                       -------------
                INSURANCE -- 12.6%
-------------------------------------------------------------------------------------------------------------------------
        20,000  ACE Ltd., 7.80% Pfd., Series C ....................................................          522,800**(1)
                Aegon NV:
        25,000    6.375% Pfd. .....................................................................          633,500**(1)
        25,000    6.50% Pfd. ......................................................................          631,000**(1)

--------------------------------------------------------------------------------

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2006 (UNAUDITED)
              ------------------------------------------------------------------

SHARES/$ PAR                                                                                               VALUE
--------------                                                                                            -------
PREFERRED SECURITIES -- (CONTINUED)
                INSURANCE -- (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
        29,750  Arch Capital Group Ltd., 8.00% Pfd. ...............................................    $     756,691**(1)
                Axis Capital Holdings:
        22,850    7.25% Pfd., Series A ............................................................          575,249**(1)
         9,300    Variable Rate Pfd., Series B ....................................................          958,597(1)
        16,000  Berkley W.R. Capital Trust II, 6.75% 07/26/45 .....................................          399,280
        22,000  Endurance Specialty Holdings, 7.75% Pfd. ..........................................          551,980**(1)
        15,850  Everest Re Capital Trust II, 6.20% Pfd., Series B .................................          371,128(1)
       140,000  MetLife Inc., 6.50% Pfd., Series B ................................................        3,677,100*
       275,000  Principal Financial Group, 6.518% Pfd. ............................................        7,585,875*
$    5,734,000  Provident Financing Trust I, 7.405% 03/15/38 Capital Security .....................        5,664,189
                Renaissancere Holdings:
         6,000    7.30% Pfd., Series B ............................................................          151,410**(1)
         5,000    8.10% Pfd., Series A ............................................................          125,900**(1)
       123,000  Scottish Re Group Ltd., 7.25% Pfd. ................................................        3,137,115**(1)
$      560,000  USF&G Capital, 8.312% 07/01/46 Capital Security, 144A**** .........................          710,511
        22,850  XL Capital Ltd., 8.00% Pfd. Series A ..............................................          594,100**(1)
--------------------------------------------------------------------------------------------------------------------
                                                                                                          27,046,425
                                                                                                       -------------
                UTILITIES -- 39.0%
-------------------------------------------------------------------------------------------------------------------------
                Alabama Power Company:
         4,980    4.60% Pfd. ......................................................................          440,605*
         6,485    4.72% Pfd. ......................................................................          588,741*
           868    4.92% Pfd. ......................................................................           82,139*
       225,000    5.30% Pfd. ......................................................................        5,601,375*
         6,000  Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 .........................          623,610*
         1,628  Central Hudson Gas & Electric Corporation, 4.35% Pfd., Series D, Pvt. .............          142,369*
         3,798  Central Maine Power Company, 4.75% Pfd. ...........................................          342,883*
        11,119  Central Vermont Public Service Corporation, 8.30% Sinking Fund Pfd., Pvt. .........        1,154,541*
                Connecticut Light & Power Company:
         2,050    4.50% Pfd., Series 1956 .........................................................           83,691*
        25,000    5.28% Pfd., Series 1967 .........................................................        1,202,875*
           883    $2.04 Pfd., Series 1949 .........................................................           32,689*
         2,900    $2.20 Pfd., Series 1949 .........................................................          115,768*
         9,652    $3.24 Pfd. ......................................................................          504,848*
         2,000  Consolidated Edison Company of New York, 4.65% Pfd., Series C .....................          179,930*
         7,500  Dayton Power and Light Company, 3.90% Pfd., Series C ..............................          509,700*

--------------------------------------------------------------------------------

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)
------------------------------------------------------------------

SHARES/$ PAR                                                                                               VALUE
--------------                                                                                            -------
PREFERRED SECURITIES -- (CONTINUED)
                UTILITIES -- (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
$    1,500,000  Dominion Resources Capital Trust III, 8.40% 01/15/31 ..............................    $   1,800,082
                Duquesne Light Company:
        15,030    3.75% Pfd. ......................................................................          495,990*
        25,775    6.50% Pfd. ......................................................................        1,333,856*
         5,000  Energy East Capital Trust I, 8.25% Pfd. ...........................................          127,400
                Entergy Arkansas, Inc.:
         2,840    4.56% Pfd. ......................................................................          242,465*
         3,050    4.56% Pfd., Series 1965 .........................................................          260,394*
         1,435    6.08% Pfd. ......................................................................          141,412*
         1,141    7.32% Pfd. ......................................................................          118,932*
        14,625    7.40% Pfd. ......................................................................        1,519,318*
         6,388    7.80% Pfd. ......................................................................          667,131*
         2,588    7.88% Pfd. ......................................................................          269,683*
        25,536    $1.96 Pfd. ......................................................................          639,038*
         2,441  Entergy Gulf States, Inc., 7.56% Pfd. .............................................          240,109*
                Entergy Louisiana, Inc.:
           299    5.16% Pfd. ......................................................................           28,976*
           943    6.44% Pfd. ......................................................................           97,582*
        36,000    6.95% Pfd., 144A**** ............................................................        3,725,640*
         4,174    7.36% Pfd. ......................................................................          433,699*
       175,000    8.00% Pfd., Series 92 ...........................................................        4,410,875*
                Entergy Mississippi, Inc.:
         4,616    4.36% Pfd. ......................................................................          335,006*
         5,000    4.92% Pfd. ......................................................................          409,450*
         2,000  Florida Power Company, 4.75% Pfd. .................................................          188,660*
                Great Plains Energy, Inc.:
         1,625    4.20% Pfd. ......................................................................          129,114*
         2,000    4.35% Pfd. ......................................................................          164,590*
        24,000  Gulf Power Company, 6.00% Pfd., Series 1 ..........................................        2,490,480*
                Hawaiian Electric Company, Inc.:
         2,471    5.00% Pfd., Series D ............................................................           46,949*
         7,438    5.00% Pfd., Series E ............................................................          141,322*
         1,383    5.00% Pfd., Series I ............................................................           26,277*
$    3,750,000  Houston Light & Power Capital Trust II, 8.257% 02/01/37 Capital Security ..........        3,973,781
        30,500  Indianapolis Power & Light Company, 5.65% Pfd. ....................................        2,929,067*
       340,000  Interstate Power & Light Company, 8.375% Pfd., Series B ...........................       11,316,900*
           200  Narragansett Electric Company, 4.64% Pfd. .........................................            9,424*
         2,588  New York State Electric & Gas, $4.50 Pfd., Series 1949 ............................          226,605*

--------------------------------------------------------------------------------

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2006 (UNAUDITED)
              ------------------------------------------------------------------

SHARES/$ PAR                                                                                               VALUE
--------------                                                                                            -------
PREFERRED SECURITIES -- (CONTINUED)
                UTILITIES -- (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
        12,265  Northern Indiana Public Service Company, Adj. Rate Pfd., Series A .................    $     616,316*
                Ohio Power Company:
         3,018    4.20% Pfd. ......................................................................          251,475*
         1,251    4.40% Pfd. ......................................................................          109,206*
                Pacific Enterprises:
        13,680    $4.36 Pfd. ......................................................................        1,157,123*
        24,985    $4.50 Pfd. ......................................................................        2,181,191*
        15,730    $4.75 Pfd., Series 53 ...........................................................        1,449,520*
                Pacific Gas & Electric Co.:
         7,600    4.50% Pfd., Series H ............................................................          151,924*
        41,500    5.00% Pfd., Series D ............................................................          882,913*
        83,000    5.00% Pfd., Series E ............................................................        1,827,245*
                PacifiCorp:
         5,672    $4.56 Pfd. ......................................................................          476,987*
         6,708    $4.72 Pfd. ......................................................................          583,898*
        10,500    $7.48 Sinking Fund Pfd. .........................................................        1,079,873*
         1,250  PECO Energy Company, $4.30 Pfd., Series B .........................................          102,206*
        15,142  Portland General Electric, 7.75% Sinking Fund Pfd. ................................        1,556,370*
        14,020  Public Service Electric & Gas Company, 5.28% Pfd., Series E .......................        1,399,196*
        70,210  San Diego Gas & Electric Company, $1.70 Pfd. ......................................        1,820,545*
         8,900  Savannah Electric & Gas Company, 6.00% Pfd. .......................................          238,832*
                South Carolina Electric & Gas Company:
        14,226    5.125% Purchase Fund Pfd., Pvt. .................................................          730,790*
         7,774    6.00% Purchase Fund Pfd., Pvt. ..................................................          395,541*
                Southern California Edison:
        57,646    4.08% Pfd. ......................................................................        1,102,480*
         5,000    4.24% Pfd. ......................................................................           97,550*
        60,000  Southern Union Company, 7.55% Pfd. ................................................        1,585,200*
$      750,000  TXU Electric Capital V, 8.175% 01/30/37 Capital Security ..........................          792,109
         5,700  Union Electric Company, 4.56% Pfd. ................................................          517,047*
                Virginia Electric & Power Company:
         1,665    $4.04 Pfd. ......................................................................          130,586*
         2,470    $4.20 Pfd. ......................................................................          201,404*
         1,673    $4.80 Pfd. ......................................................................          157,429*
         2,878    $6.98 Pfd. ......................................................................          295,326*
        12,500    $7.05 Pfd. ......................................................................        1,278,688*
        11,200  Virginia Power Capital Trust, 7.375% Pfd. 07/30/42 ................................          286,608
         2,262  Washington Gas & Light Company, $4.25 Pfd. ........................................          191,557*
        12,863  Wisconsin Power & Light, 6.20% Pfd. ...............................................        1,318,136*

--------------------------------------------------------------------------------

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)
------------------------------------------------------------------

SHARES/$ PAR                                                                                               VALUE
--------------                                                                                            -------
PREFERRED SECURITIES -- (CONTINUED)
                UTILITIES -- (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                Xcel Energy, Inc.:
        15,000    $4.08 Pfd., Series B ............................................................    $   1,226,850*
        20,040    $4.10 Pfd., Series C ............................................................        1,646,987*
        35,510    $4.11 Pfd., Series D ............................................................        2,925,669*
        17,750    $4.16 Pfd., Series E ............................................................        1,480,173*
        10,000    $4.56 Pfd., Series G ............................................................          914,100*
--------------------------------------------------------------------------------------------------------------------
                                                                                                          83,705,021
                                                                                                       -------------
                OIL AND GAS -- 4.7%
-------------------------------------------------------------------------------------------------------------------------
         8,000  Devon Energy Corporation, 6.49% Pfd., Series A ....................................          808,440*
         6,125  EOG Resources, Inc., 7.195% Pfd., Series B ........................................        6,446,624*
$    1,650,000  KN Capital Trust III, 7.63% 04/15/28 Capital Security .............................        1,838,719
        10,000  Lasmo America Limited, 8.15% Pfd., 144A**** .......................................        1,084,900*(1)
--------------------------------------------------------------------------------------------------------------------
                                                                                                          10,178,683
                                                                                                       -------------
                REAL ESTATE INVESTMENT TRUST (REIT) -- 4.7%
-------------------------------------------------------------------------------------------------------------------------
        31,000  AMB Property Corporation, 7.00% Pfd., REIT, Series O ..............................          788,020
        20,000  BRE Properties, Inc., 6.75% Pfd., REIT, Series D ..................................          500,300
                Duke Realty Corporation:
        15,000    6.50% Pfd., REIT, Series K ......................................................          369,375
        20,000    6.625% Pfd., REIT, Series J .....................................................          496,500
         1,000  Equity Residential Properties, 8.29% Pfd., REIT, Series K .........................           60,305
        50,000  HRPT Properties Trust, 7.125% Pfd., REIT, Series C ................................        1,252,750
                PS Business Parks, Inc.:
        10,000    7.00% Pfd., REIT, Series H ......................................................          247,850
        18,120    7.20% Pfd., REIT, Series M ......................................................          447,292
                Public Storage, Inc.:
        11,100    6.18% Pfd., REIT, Series D ......................................................          264,235
        91,275    6.45% Pfd., REIT, Series F ......................................................        2,221,177
        22,500    6.75% Pfd., REIT, Series E ......................................................          562,838
        30,000    7.125% Pfd., REIT ...............................................................          778,650
        40,000  Realty Income Corporation, 7.375% Pfd., REIT, Series D ............................        1,032,400
                Regency Centers Corporation:
         6,000    6.70% Pfd., REIT ................................................................          146,430
        40,000    7.25% Pfd., REIT ................................................................        1,004,600
--------------------------------------------------------------------------------------------------------------------
                                                                                                          10,172,722
                                                                                                       -------------

--------------------------------------------------------------------------------

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2006 (UNAUDITED)
              ------------------------------------------------------------------

SHARES/$ PAR                                                                                               VALUE
--------------                                                                                            -------
PREFERRED SECURITIES -- (CONTINUED)
                MISCELLANEOUS INDUSTRIES -- 1.9%
-------------------------------------------------------------------------------------------------------------------------
        13,600  E.I. Du Pont de Nemours and Company, $4.50 Pfd., Series B .........................    $   1,167,764*
        35,000  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ...............................        2,885,400*
        26,000  Touch America Holdings, $6.875 Pfd. ...............................................               --+*
--------------------------------------------------------------------------------------------------------------------
                                                                                                           4,053,164
                                                                                                       -------------
                TOTAL PREFERRED SECURITIES
                  (Cost $190,728,413) .............................................................      205,764,460
                                                                                                       -------------
CORPORATE DEBT SECURITIES -- 1.7%
                OIL AND GAS -- 1.2%
-------------------------------------------------------------------------------------------------------------------------
        97,900  Nexen, Inc., 7.35% Subordinated Notes .............................................        2,532,673(1)
                                                                                                       -------------
                UTILITIES -- 0.5%
-------------------------------------------------------------------------------------------------------------------------
$    1,000,000  Duquesne Light Holdings, 6.25% 08/15/35 ...........................................          985,295
                                                                                                       -------------
                TOTAL CORPORATE DEBT SECURITIES
                  (Cost $3,552,363) ...............................................................        3,517,968
                                                                                                       -------------
COMMON STOCK -- 0.9%
                BANKING -- 0.9%
-------------------------------------------------------------------------------------------------------------------------
       110,000  New York Community Bancorp, Inc. ..................................................        1,850,750*
--------------------------------------------------------------------------------------------------------------------
                TOTAL COMMON STOCK
                  (Cost $1,917,807) ...............................................................        1,850,750
                                                                                                       -------------
OPTION CONTRACTS -- 0.4%
           210  April Put Options on June U.S. Treasury Bond Futures, Expiring 03/24/06 ...........          433,125+
           355  June Put Options on June U.S. Treasury Bond Futures, Expiring 05/26/06 ............           66,563+
           810  June Put Options on June U.S. Treasury Bond Futures, Expiring 05/26/06 ............          354,375+
--------------------------------------------------------------------------------------------------------------------
                TOTAL OPTION CONTRACTS
                  (Cost $1,038,801) ...............................................................          854,063
                                                                                                       -------------

--------------------------------------------------------------------------------

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)
------------------------------------------------------------------

SHARES/$ PAR                                                                                               VALUE
--------------                                                                                            -------
MONEY MARKET FUND -- 2.1%
     4,561,767  BlackRock Provident Institutional, TempFund .......................................    $   4,561,767
--------------------------------------------------------------------------------------------------------------------
                TOTAL MONEY MARKET FUND
                  (Cost $4,561,767) ...............................................................        4,561,767
                                                                                                       -------------

TOTAL INVESTMENTS (Cost $201,799,151***) ...........................................        100.9%       216,549,008
OTHER ASSETS AND LIABILITIES (Net) .................................................         (0.9)%       (1,866,818)
                                                                                         --------      -------------
TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK ...........................        100.0%++   $ 214,682,190
                                                                                         --------      -------------
MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK (MMP(R)) REDEMPTION VALUE .............................      (70,000,000)
                                                                                                       -------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ........................................................    $ 144,682,190
                                                                                                       =============

----------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**    Securities distributing Qualified Dividend Income only.

***   Aggregate cost of securities held.

**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Board of Directors.

(1)   Foreign Issuer.

+     Non-income producing.

++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

        ABBREVIATIONS:

REIT -- Real Estate Investment Trust

PFD. -- Preferred Securities

PVT. -- Private Placement Securities

--------------------------------------------------------------------------------

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2005 THROUGH FEBRUARY 28, 2006 (UNAUDITED)
      --------------------------------------------------------------------------

                                                                                          VALUE
                                                                                         -------
OPERATIONS:
     Net investment income ....................................................       $   2,767,201
     Net realized gain/(loss) on investments sold during the period ...........             454,603
     Change in net unrealized appreciation/depreciation of investments held
         during the period ....................................................           2,715,029
     Distributions to Money Market Cumulative Preferred(TM) Stock
         Shareholders from net investment income, including changes in
         accumulated undeclared distributions .................................            (610,216)
                                                                                      -------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................           5,326,617

DISTRIBUTIONS:
     Dividends paid from net investment income to Common Stock Shareholders (2)          (2,470,225)
                                                                                      -------------
     TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS .........................          (2,470,225)

FUND SHARE TRANSACTIONS:
     Increase from shares issued under the Dividend Reinvestment
         and Cash Purchase Plan ...............................................             109,275
                                                                                      -------------
     NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
          FROM FUND SHARE TRANSACTIONS ........................................             109,275

                                                                                      -------------
NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
     FOR THE PERIOD ...........................................................       $   2,965,667
                                                                                      =============

----------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period ......................................................       $ 141,716,523
     Net increase in net assets during the period .............................           2,965,667
                                                                                      -------------
     End of period ............................................................       $ 144,682,190
                                                                                      =============

----------
(1) These tables summarize the three months ended February 28, 2006 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2005.

(2)   May include income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2005 THROUGH FEBRUARY 28, 2006 (UNAUDITED) FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.
-----------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period ....................................................    $      12.14
                                                                                                  ------------
INVESTMENT OPERATIONS:
     Net investment income ...................................................................            0.24
     Net realized and unrealized gain/(loss) on investments ..................................            0.26
DISTRIBUTIONS TO MMP(R)* SHAREHOLDERS:
     From net investment income ..............................................................           (0.05)
     From net realized capital gains .........................................................              --
                                                                                                  ------------
     Total from investment operations ........................................................            0.45
                                                                                                  ------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
     From net investment income ..............................................................           (0.21)
     From net realized capital gains .........................................................              --
                                                                                                  ------------
     Total distributions to Common Stock Shareholders ........................................           (0.21)
                                                                                                  ------------
     Net asset value, end of period ..........................................................    $      12.38
                                                                                                  ============
     Market value, end of period .............................................................    $      12.39
                                                                                                  ============
     Common shares outstanding, end of period ................................................      11,685,484
                                                                                                  ============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
     Net investment income + .................................................................            6.02%**
     Operating expenses ......................................................................            1.56%**
-----------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate .................................................................              21%***
     Total net assets available to Common and Preferred Stock, end of period (in 000's) ......    $    214,682
     Ratio of operating expenses to total average net assets available to
         Common and Preferred Stock ..........................................................            1.04%**

(1) These tables summarize the three months ended February 28, 2006 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2005.

*     Money Market Cumulative Preferred(TM) Stock.

**    Annualized.

***   Not Annualized.

+ The net investment income ratios reflect income net of operating expenses and payments to MMP(R)* Shareholders.

++    Information presented under heading Supplemental Data includes MMP(R)*.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
                                           -------------------------------------

                            TOTAL                                     DIVIDEND
                          DIVIDENDS    NET ASSET        NYSE        REINVESTMENT
                            PAID         VALUE      CLOSING PRICE     PRICE(1)
                          ---------    ---------    -------------   ------------
December 31, 2005 .....    $0.0705       $12.24        $11.09         $11.43
January 31, 2006 ......     0.0705        12.28         12.63          12.28
February 28, 2006 .....     0.0705        12.38         12.39          12.38

----------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

--------------------------------------------------------------------------------

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------

1.    AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

      At February 28, 2006, the aggregate cost of securities for federal income tax purposes was $201,624,995, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $18,372,809 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $3,448,796.

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

                        [LOGO] Flaherty & Crumrine
                               ===================
                                PREFERRED INCOME
                                OPPORTUNITY FUND

                                    Quarterly
                                     Report

                                February 28, 2006

                             www.preferredincome.com

DIRECTORS

   Donald F. Crumrine, CFA
      Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS

   Donald F. Crumrine, CFA
      Chief Executive Officer
   Robert M. Ettinger, CFA
      President
   R. Eric Chadwick, CFA
      Chief Financial Officer,
      Vice President and Treasurer
   Chad C. Conwell
      Chief Compliance Officer,
      Vice President and Secretary
   Bradford S. Stone
      Vice President and
      Assistant Treasurer
   Christopher D. Ryan, CFA
      Vice President
   Laurie C. Lodolo
      Assistant Compliance Officer,
      Assistant Treasurer and
      Assistant Secretary

INVESTMENT ADVISER

   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
   CRUMRINE PREFERRED INCOME OPPORTUNITY FUND?

   o  If your shares are held in a Brokerage
      Account, contact your Broker.

   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
      Agent & Shareholder Servicing Agent --

              PFPC Inc.
              P.O. Box 43027
              Providence, RI 02940-3027
              1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.